Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company's future minimum contractual charter revenue as at December 31, 2018:

Twelve month periods ending December 31,	Amount
2019	8,540
2020	5,661
2021	5,738
2022	5,831
2023	5,035
Total	30,805

Office Rental Obligations	The following table sets forth the Company's office rental obligations as at December 31, 2018:
Twelve month periods ending December 31,	Amount
2019	128
2020	182
2021	184
2022	185
2023	54
Total	733